Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 96.37%
Communication services: 3.11%
Diversified telecommunication services: 0.20%
Ooma Incorporated †	2,858	$ 53,902
Entertainment: 0.17%
Cinemark Holdings Incorporated †	2,125	46,644
Interactive media & services: 0.51%
Liberty TripAdvisor Holdings Incorporated Class A †	17,033	69,324
QuinStreet Incorporated †	3,749	69,656
		138,980
Media: 2.05%
AMC Networks Incorporated Class A †	381	25,451
Entravision Communications Corporation Class A	23,491	156,920
Gray Television Incorporated	4,979	116,509
Hemisphere Media Group Incorporated †	4,203	49,595
Magnite Incorporated †	1,569	53,095
National CineMedia Incorporated	6,051	30,679
Nexstar Media Group Incorporated Class A	879	129,987
		562,236
Wireless telecommunication services: 0.18%
Gogo Incorporated †	4,371	49,742
Consumer discretionary: 11.87%
Auto components: 0.64%
Dana Incorporated	5,305	126,047
The Goodyear Tire & Rubber Company †	2,796	47,951
		173,998
Automobiles: 0.02%
Workhorse Group Incorporated †«	354	5,873
Diversified consumer services: 1.24%
Grand Canyon Education Incorporated †	376	33,829
Perdoceo Education Corporation †	5,740	70,430
Strategic Education Incorporated	433	32,934
Stride Incorporated †	1,952	62,718
Vivint Smart Home Incorporated †	10,487	138,428
		338,339
Hotels, restaurants & leisure: 2.60%
Bloomin' Brands Incorporated †	4,280	116,159
Boyd Gaming Corporation †	1,075	66,102
Brinker International Incorporated †	1,349	83,436
Del Taco Restaurants Incorporated	6,859	68,659
International Game Technology †	5,472	131,109
Marriott Vacations Worldwide Corporation †	653	104,023
Penn National Gaming Incorporated †	1,335	102,114
Wingstop Incorporated	254	40,038
		711,640
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Small Cap Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Household durables: 2.07%
Helen of Troy Limited †	421	$ 96,039
Installed Building Products	421	51,514
iRobot Corporation †	399	37,263
KB Home Incorporated	1,605	65,356
Meritage Corporation †	892	83,919
Taylor Morrison Home Corporation †	4,035	106,605
TopBuild Corporation †	346	68,432
Universal Electronics Incorporated †	1,183	57,376
		566,504
Internet & direct marketing retail: 1.35%
1-800-Flowers.com Incorporated Class A †	2,022	64,441
Overstock.com Incorporated †	1,319	121,612
Stamps.com Incorporated †	589	117,971
Stitch Fix Incorporated Class A †	1,092	65,848
		369,872
Multiline retail: 0.58%
Big Lots Stores Incorporated	2,418	159,612
Specialty retail: 2.45%
American Eagle Outfitters Incorporated	1,965	73,746
Asbury Automotive Group Incorporated †	812	139,152
Bed Bath & Beyond Incorporated †	1,430	47,605
Hibbett Sports Incorporated †	2,053	184,010
ODP Corporation †	1,413	67,838
Zumiez Incorporated †	3,211	157,307
		669,658
Textiles, apparel & luxury goods: 0.92%
Deckers Outdoor Corporation †	455	174,752
Steven Madden Limited	1,787	78,199
		252,951
Consumer staples: 3.62%
Beverages: 0.29%
Boston Beer Company Incorporated Class A †	40	40,832
National Beverage Corporation	830	39,201
		80,033
Food & staples retailing: 1.14%
Performance Food Group Company †	3,649	176,940
Rite Aid Corporation †	1,126	18,354
The Andersons Incorporated	3,835	117,083
		312,377
Food products: 0.87%
Fresh Del Monte Produce Incorporated	1,542	50,701
John B. Sanfilippo & Son Incorporated	502	44,462
Sanderson Farms Incorporated	299	56,203
The Simply Good Foods Company †	2,321	84,740
		236,106
See accompanying notes to portfolio of investments

2  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Personal products: 1.32%
Medifast Incorporated	646	$ 182,805
Revlon Incorporated Class A †	1,885	24,203
USANA Health Sciences Incorporated †	1,507	154,362
		361,370
Energy: 3.97%
Energy equipment & services: 0.46%
Nabors Industries Limited †	421	48,095
Nextier Oilfield Solutions Incorporated †	16,418	78,150
		126,245
Oil, gas & consumable fuels: 3.51%
Bonanza Creek Energy Incorporated	3,289	154,813
Magnolia Oil & Gas Corporation †	10,843	169,476
PBF Energy Incorporated Class A †	6,806	104,132
PDC Energy Incorporated	2,357	107,927
Penn Virginia Corporation †	5,899	139,275
Renewable Energy Group Incorporated †	1,508	94,009
Scorpio Tankers Incorporated	2,197	48,444
SM Energy Company	3,409	83,964
World Fuel Services Corporation	1,858	58,954
		960,994
Financials: 13.59%
Banks: 7.27%
BancFirst Corporation	1,082	67,549
BankUnited Incorporated	3,180	135,754
Brookline Bancorp Incorporated	5,612	83,899
CNB Financial Corporation	2,360	53,855
Customers Bancorp Incorporated †	2,195	85,583
Enterprise Financial Service	1,288	59,750
First Bancorp of North Carolina	2,240	91,638
First Bancorp of Puerto Rico	6,331	75,466
First Interstate BancSystem Class A	2,053	85,877
First Merchants Corporation	1,891	78,798
Great Southern Bancorp Incorporated	1,457	78,532
Hancock Holding Company	1,912	84,969
Hilltop Holdings Incorporated	3,309	120,448
Independent Bank Corporation	3,401	73,836
Investors Bancorp Incorporated	4,729	67,436
Metropolitan Bank Holding Corporation †	422	25,413
NBT Bancorp Incorporated	3,112	111,939
OFG Bancorp	4,882	107,990
Preferred Bank	1,764	111,608
Sterling Bancorp	2,823	69,982
The Bancorp Incorporated †	4,533	104,304
TriCo Bancshares	2,471	105,215
Westamerica Bancorporation	1,887	109,503
		1,989,344
Capital markets: 2.10%
Artisan Partners Asset Management Incorporated Class A	1,769	89,901
Cowen Incorporated Class A	1,861	76,394
Evercore Partners Incorporated Class A	983	138,377
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Small Cap Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Capital markets (continued)
Federated Investors Incorporated Class B	1,852	$ 62,801
PJT Partners Incorporated Class A	813	58,032
Stifel Financial Corporation	2,295	148,854
		574,359
Consumer finance: 1.13%
Curo Group Holdings Corporation	1,225	20,825
Enova International Incorporated †	3,056	104,546
Green Dot Corporation Class A †	2,375	111,269
PROG Holdings Incorporated	1,166	56,120
World Acceptance Corporation †	107	17,146
		309,906
Insurance: 1.62%
American Equity Investment Life Holding Company	2,458	79,443
CNO Financial Group Incorporated	6,815	160,970
Genworth Financial Incorporated Class A †	20,647	80,523
Kemper Corporation	675	49,883
Selective Insurance Group Incorporated	890	72,224
		443,043
Thrifts & mortgage finance: 1.47%
Essent Group Limited	2,444	109,858
MGIC Investment Corporation	5,628	76,541
NMI Holdings Incorporated Class A †	813	18,276
PennyMac Financial Services Incorporated	1,177	72,644
Radian Group Incorporated	3,131	69,665
Walker & Dunlop Incorporated	547	57,096
		404,080
Health care: 20.36%
Biotechnology: 10.00%
Amicus Therapeutics Incorporated †	5,061	48,788
Arena Pharmaceuticals Incorporated †	1,215	82,863
Arrowhead Pharmaceuticals Incorporated †	943	78,099
Atara Biotherapeutics Incorporated †	5,876	91,372
AVROBIO Incorporated †	3,643	32,386
Beam Therapeutics Incorporated †	246	31,663
Biocryst Pharmaceuticals Incorporated †	6,151	97,247
Black Diamond Therapeutics Incorporated †	4,001	48,772
Blueprint Medicines Corporation †	719	63,243
Cabaletta Bio Incorporated †	6,881	59,177
Chinook Therapeutics Incorporated †	3,713	52,428
Concert Pharmaceuticals Incorporated †	9,287	39,191
Cytokinetics Incorporated †	3,881	76,805
Exelixis Incorporated †	2,155	39,264
Fate Therapeutics Incorporated †	857	74,379
Fibrogen Incorporated †	1,484	39,519
Forma Therapeutics Holdings †	2,244	55,853
Gossamer Bio Incorporated †	4,633	37,620
Halozyme Therapeutics Incorporated †	2,760	125,332
Heron Therapeutics Incorporated †	2,934	45,536
Intellia Therapeutics Incorporated †	990	160,291
Jounce Therapeutics Incorporated †	4,859	33,041
See accompanying notes to portfolio of investments

4  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Kezar Life Sciences Incorporated †	14,179	$ 76,992
Kiniksa Pharmaceuticals Limited Class A †	5,550	77,312
Kodiak Sciences Incorporated †	708	65,844
Kymera Therapeutics Incorporated †	432	20,952
Ligand Pharmaceuticals Incorporated †	376	49,327
Mei Pharma Incorporated †	24,624	70,178
NextCure Incorporated †	4,738	38,046
Novavax Incorporated †	433	91,930
Organogenesis Holdings Incorporated Class A †	4,860	80,773
Protagonist Therapeutics Incorporated †	2,795	125,440
Rigel Pharmaceuticals Incorporated †	17,185	74,583
Rubius Therapeutics Incorporated †	645	15,744
Sangamo Therapeutics Incorporated †	4,866	58,246
Selecta Biosciences Incorporated †	16,316	68,201
Seres Therapeutics Incorporated †	1,718	40,974
Sigilon Therapeutics Incorporated †	4,957	53,189
TCR2 Therapeutics Incorporated †	2,570	42,174
Translate Bio Incorporated †	3,763	103,633
Ultragenyx Pharmaceutical Incorporated †	776	73,992
Vanda Pharmaceuticals Incorporated †	4,476	96,279
		2,736,678
Health care equipment & supplies: 3.90%
Accuray Incorporated †	16,232	73,369
Antares Pharma Incorporated †	10,582	46,138
Apyx Medical Corporation †	5,112	52,705
Globus Medical Incorporated Class A †	1,657	128,467
Haemonetics Corporation †	774	51,579
Lantheus Holdings Incorporated †	2,405	66,474
Novocure Limited †	352	78,081
Outset Medical Incorporated †	1,197	59,826
Seaspine Holdings Corporation †	4,680	95,987
STAAR Surgical Company †	1,004	153,110
Surmodics Incorporated †	2,176	118,048
ViewRay Incorporated †	11,346	74,884
Zynex Incorporated †«	4,494	69,792
		1,068,460
Health care providers & services: 3.28%
Amedisys Incorporated †	421	103,116
Castle Biosciences Incorporated †	618	45,318
Centene Corporation †	1,047	76,358
Modivcare Incorporated †	680	115,648
R1 RCM Incorporated †	3,173	70,568
Select Medical Holdings Corporation	3,511	148,375
Tenet Healthcare Corporation †	2,941	197,018
The Ensign Group Incorporated	1,642	142,312
		898,713
Health care technology: 0.76%
NextGen Healthcare Incorporated †	2,767	45,905
Omnicell Incorporated †	746	112,982
Simulations Plus Incorporated	875	48,046
		206,933
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Small Cap Fund  |  5

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Life sciences tools & services: 0.39%
Repligen Corporation †	289	$ 57,690
Seer Incorporated †	1,514	49,629
		107,319
Pharmaceuticals: 2.03%
Amneal Pharmaceuticals Incorporated †	22,280	114,057
Catalent Incorporated †	1,061	114,715
Endo International plc †	4,058	18,991
Horizon Therapeutics plc †	1,166	109,184
Intra-Cellular Therapies Incorporated †	2,421	98,825
Pacira Pharmaceuticals Incorporated †	620	37,622
Supernus Pharmaceuticals Incorporated †	2,019	62,165
		555,559
Industrials: 13.49%
Aerospace & defense: 0.32%
Moog Incorporated Class A	1,043	87,675
Air freight & logistics: 0.30%
Atlas Air Worldwide Holdings Incorporated †	1,192	81,187
Building products: 0.87%
Builders FirstSource Incorporated †	3,341	142,527
Griffon Corporation	335	8,586
Simpson Manufacturing Company Incorporated	793	87,579
		238,692
Commercial services & supplies: 0.80%
Ennis Incorporated	2,660	57,243
Pitney Bowes Incorporated	2,957	25,933
Tetra Tech Incorporated	716	87,381
Viad Corporation †	959	47,806
		218,363
Construction & engineering: 2.17%
Comfort Systems Incorporated	1,058	83,360
EMCOR Group Incorporated	1,619	199,445
MasTec Incorporated †	1,332	141,325
MYR Group Incorporated †	1,278	116,196
Primoris Services Corporation	1,826	53,739
		594,065
Electrical equipment: 1.72%
Atkore International Incorporated †	2,410	171,110
Bloom Energy Corporation Class A †	863	23,189
Encore Wire Corporation	1,708	129,449
Fuelcell Energy Incorporated †	2,000	17,800
Generac Holdings Incorporated †	150	62,273
Plug Power Incorporated †	1,099	37,575
Sunrun Incorporated †	537	29,954
		471,350
Machinery: 2.69%
Alamo Group Incorporated	528	80,615
See accompanying notes to portfolio of investments

6  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Machinery (continued)
Hillenbrand Incorporated	2,594	$ 114,344
Hydrofarm Holdings Group Incorporated †	279	16,492
Meritor Incorporated †	1,605	37,589
Mueller Industries Incorporated	3,822	165,531
Navistar International Corporation †	1,428	63,546
Nikola Corporation †	886	16,001
Park Ohio Holdings Corporation	4,372	140,516
Welbilt Incorporated †	4,424	102,416
		737,050
Paper & forest products: 0.46%
Boise Cascade Company	2,141	124,927
Professional services: 1.82%
CACI International Incorporated Class A †	252	64,290
CBIZ Incorporated †	1,815	59,478
Insperity Incorporated	711	64,253
Kelly Services Incorporated Class A †	5,669	135,886
Science Applications International Corporation	663	58,165
TriNet Group Incorporated †	1,579	114,446
		496,518
Road & rail: 0.62%
Arcbest Corporation	2,394	139,307
Universal Truckload Services	1,347	31,385
		170,692
Trading companies & distributors: 1.72%
Applied Industrial Technologies Incorporated	917	83,502
GMS Incorporated †	1,204	57,961
McGrath RentCorp	673	54,897
Rush Enterprises Incorporated Class A	3,248	140,444
Titan Machinery Incorporated †	1,715	53,062
WESCO International Incorporated †	785	80,714
		470,580
Information technology: 13.59%
Communications equipment: 0.47%
Ciena Corporation †	1,400	79,646
Digi International Incorporated †	2,344	47,138
		126,784
Electronic equipment, instruments & components: 1.74%
Fabrinet †	719	68,931
Insight Enterprises Incorporated †	1,357	135,714
Plexus Corporation †	701	64,078
Sanmina Corporation †	3,182	123,971
SYNNEX Corporation	688	83,771
		476,465
IT services: 2.63%
BM Technologies Incorporated ♦	471	5,859
EPAM Systems Incorporated †	241	123,141
Evertec Incorporated	3,360	146,664
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Small Cap Fund  |  7

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
IT services (continued)
ExlService Holdings Incorporated †	685	$ 72,788
Maximus Incorporated	877	77,150
Perficient Incorporated †	1,725	138,725
TTEC Holdings Incorporated	1,507	155,357
		719,684
Semiconductors & semiconductor equipment: 3.62%
Advanced Energy Industries Incorporated	781	88,027
Diodes Incorporated †	1,536	122,527
Enphase Energy Incorporated †	470	86,306
FormFactor Incorporated †	1,352	49,294
Ichor Holdings Limited †	2,615	140,687
Marvell Technology Incorporated	606	35,348
MKS Instruments Incorporated	358	63,706
Silicon Laboratories Incorporated †	588	90,111
Smart Global Holdings Incorporated †	2,738	130,548
SunPower Corporation	900	26,298
Ultra Clean Holdings Incorporated †	2,952	158,581
		991,433
Software: 5.13%
A10 Networks Incorporated †	8,376	94,314
ACI Worldwide Incorporated †	937	34,800
Appian Corporation †	121	16,668
Arlo Technologies Incorporated †	9,486	64,220
Cloudera Incorporated †	9,382	148,799
Digital Turbine Incorporated †	844	64,169
InterDigital Incorporated	1,307	95,450
J2 Global Incorporated †	985	135,487
Mimecast Limited †	2,823	149,760
Rimini Street Incorporated †	18,979	116,911
SailPoint Technologies Holdings Incorporated †	837	42,746
SPS Commerce Incorporated †	1,559	155,666
Tenable Holdings Incorporated †	1,103	45,609
Upland Software Incorporated †	838	34,500
Verint Systems Incorporated	1,314	59,222
Workiva Incorporated †	449	49,987
Xperi Holding Corporation	4,319	96,055
		1,404,363
Materials: 4.21%
Chemicals: 1.56%
Advansix Incorporated †	4,607	137,565
Avient Corporation	558	27,431
Kooper Holdings Incorporated †	1,623	52,504
Marrone Bio Innovations Incorporated †	33,457	55,539
Sensient Technologies Corporation	333	28,824
Tronox Holdings plc Class A	5,581	125,014
		426,877
Construction materials: 0.15%
Forterra Incorporated †	1,774	41,707
Containers & packaging: 1.06%
Berry Global Group Incorporated †	986	64,307
See accompanying notes to portfolio of investments

8  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Containers & packaging (continued)
Greif Incorporated Class A	1,938	$ 117,346
Myers Industries Incorporated	5,091	106,911
		288,564
Metals & mining: 1.44%
Arconic Corporation †	2,021	71,988
Cleveland Cliffs Incorporated †	2,311	49,825
Commercial Metals Company	2,433	74,742
Kaiser Aluminum Corporation	398	49,149
Materion Corporation	210	15,824
Schnitzer Steel Industries Incorporated Class A	1,211	59,400
Suncoke Energy Incorporated	10,410	74,327
		395,255
Real estate: 6.08%
Equity REITs: 5.37%
Armada Hoffler Properties Incorporated	4,803	63,832
CareTrust REIT Incorporated	3,160	73,407
Catchmark Timber Trust Incorporated Class A	6,171	72,201
CorePoint Lodging Incorporated †	6,969	74,568
CyrusOne Incorporated	812	58,074
Diversified Healthcare Trust	28,992	121,187
Easterly Government Properties Incorporated	3,449	72,705
First Industrial Realty Trust Incorporated	2,357	123,106
Getty Realty Corporation	1,411	43,953
Global Medical REIT Incorporated	6,558	96,796
Global Net Lease Incorporated	8,175	151,238
Industrial Logistics Properties Trust	1,602	41,876
NexPoint Residential Trust Incorporated	2,321	127,609
Piedmont Office Realty Trust Incorporated Class A	5,769	106,553
STAG Industrial Incorporated	3,132	117,231
The Macerich Company	365	6,661
Uniti Group Incorporated	4,711	49,889
Urban Edge Properties	3,592	68,607
		1,469,493
Real estate management & development: 0.71%
Newmark Group Incorporated Class A	11,246	135,064
Redfin Corporation †	936	59,352
		194,416
Utilities: 2.48%
Electric utilities: 0.83%
IDACORP Incorporated	570	55,575
Portland General Electric Company	2,290	105,523
Spark Energy Incorporated Class A	5,896	66,802
		227,900
Gas utilities: 0.41%
Southwest Gas Holdings Incorporated	1,709	113,119
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Small Cap Fund  |  9

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Independent power & renewable electricity producers: 0.63%
Brookfield Renewable Corporation Class A	2,247	$ 94,239
Clearway Energy Incorporated Class A	3,088	77,879
		172,118
Multi-utilities: 0.53%
Black Hills Corporation	770	50,535
Northwestern Corporation	1,552	93,461
		143,996
Water utilities: 0.08%
Cadiz Incorporated †	1,535	20,876
Total Common stocks (Cost $19,180,539)		26,375,619

		Yield
Short-term investments: 1.28%
Investment companies: 1.28%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	74,125	74,125
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	276,781	276,781
Total Short-term investments (Cost $350,906)				350,906
Total investments in securities (Cost $19,531,445)	97.65%			26,726,525
Other assets and liabilities, net	2.35			642,853
Total net assets	100.00%			$27,369,378

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

10  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—June 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$121,125	$373,975	$(420,975)	$0	$0	$74,125		74,125	$24#
Wells Fargo Government Money Market Fund Select Class	1,082,139	782,934	(1,588,292)	0	0	276,781		276,781	51
				$0	$0	$350,906	1.28%		$75

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	7	9-17-2021	$348,427	$346,170	$0	$(2,257)
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Small Cap Fund  |  11

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and,

12  |  Wells Fargo Disciplined Small Cap Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$851,504	$0	$0	$851,504
Consumer discretionary	3,248,447	0	0	3,248,447
Consumer staples	989,886	0	0	989,886
Energy	1,087,239	0	0	1,087,239
Financials	3,720,732	0	0	3,720,732
Health care	5,573,662	0	0	5,573,662
Industrials	3,691,099	0	0	3,691,099
Information technology	3,712,870	5,859	0	3,718,729
Materials	1,152,403	0	0	1,152,403
Real estate	1,663,909	0	0	1,663,909
Utilities	678,009	0	0	678,009
Short-term investments
Investment companies	350,906	0	0	350,906
Total assets	$26,720,666	$5,859	$0	$26,726,525
Liabilities
Futures contracts	$2,257	$0	$0	$2,257
Total liabilities	$2,257	$0	$0	$2,257
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2021, $91,000 was segregated as cash collateral for open futures contracts.
For the three months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

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